SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Jun. 10, 2025	Jun. 30, 2025		May 31, 2025	Feb. 25, 2025	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022
Prepayments And Other Current Assets Net
Accounts receivable gross	$ 2,600,000
Allowances for credit loss	500,000	$ 43,521				$ 93,218		$ 97,526	$ 4,974
Cash consideration	$ 1,000,000.0
Total consideration				$ 600,000
Property plant and equipment gross		467,937		3,000,000.0		3,403,313
Accumulated depreciation		174,914		$ 900,000		820,600
Escrow deposit		$ 400,000	[1]		$ 400,000		[1]

[1]	On Feb 25, 2025, the Company entered into a certain escrow agreement with Nason, Yeager, Gerson, Harris & Fumero, P.A. who act as the escrow agent pursuant to which the Company agreed to deposit the aggregated amount of $400,000 upon closing of Initial public Offering. The escrow fund will be released on Feb 25, 2026.